Schedule of Investments (unaudited)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 22.8%
29Metals Ltd.	58,462	$69,219
Abacus Property Group	113,913	204,213
Accent Group Ltd.	105,864	100,178
Adbri Ltd.	127,258	128,300
AGL Energy Ltd.	183,019	797,375
Alkane Resources Ltd.(a)	165,151	72,261
Allkem Ltd.(a)	154,289	1,425,578
ALS Ltd.	114,868	840,262
Altium Ltd.	31,123	702,735
Alumina Ltd.	656,660	567,516
AMP Ltd.(a)	872,565	703,661
Ampol Ltd.	61,240	1,068,136
Ansell Ltd.	35,847	647,149
APA Group	309,100	2,080,981
APM Human Services International Ltd.	84,365	176,630
Appen Ltd.	34,916	56,568
ARB Corp. Ltd.	21,015	390,188
Arena REIT	100,609	253,379
Aristocrat Leisure Ltd.	163,358	3,877,456
ASX Ltd.	52,172	2,260,533
Atlas Arteria Ltd.	387,352	1,630,665
AUB Group Ltd.	28,625	378,753
Aurizon Holdings Ltd.	486,516	1,127,436
Aussie Broadband Ltd.(a)	56,148	83,929
Austal Ltd.	102,867	163,779
Australia & New Zealand Banking Group Ltd.	806,369	13,211,339
Australian Agricultural Co. Ltd.(a)	95,902	107,403
Australian Clinical Labs Ltd.	27,342	59,179
Australian Ethical Investment Ltd.	23,235	68,721
Australian Strategic Materials Ltd.(a)(b)	29,475	38,008
AVZ Minerals Ltd.(a)(c)	347,816	147,549
Bank of Queensland Ltd.	169,855	799,895
Bapcor Ltd.	104,887	443,530
Beach Energy Ltd.	411,803	421,093
Bega Cheese Ltd.	94,135	193,336
Bellevue Gold Ltd.(a)	175,382	82,790
Bendigo & Adelaide Bank Ltd.	142,553	822,903
Betmakers Technology Group Ltd.(a)(b)	251,272	44,105
BHP Group Ltd.	1,373,577	32,993,599
Blackmores Ltd.	5,303	230,471
BlueScope Steel Ltd.	130,780	1,316,951
Boral Ltd.	123,891	228,278
Boss Energy Ltd. (a)(b)	99,817	167,595
BrainChip Holdings Ltd.(a)(b)	406,345	166,566
Brambles Ltd.	391,969	2,934,567
Breville Group Ltd.	29,300	371,267
Brickworks Ltd.	20,363	288,313
BWP Trust	131,269	343,375
Calix Ltd.(a)(b)	39,483	102,783
Capricorn Metals Ltd.(a)	79,961	173,423
carsales.com Ltd.	86,485	1,120,311
Centuria Capital Group	145,372	156,649
Centuria Industrial REIT	161,074	313,023
Centuria Office REIT	112,014	107,903
Chalice Mining Ltd.(a)	80,720	220,409
Challenger Ltd.	155,664	699,450
Champion Iron Ltd.	93,336	280,747
Charter Hall Group	126,889	1,053,286
Security	Shares	Value

Australia (continued)
Charter Hall Long Wale REIT	147,231	$410,526
Charter Hall Retail REIT	139,793	359,961
Charter Hall Social Infrastructure REIT	81,989	182,071
City Chic Collective Ltd.(a)(b)	52,125	43,360
Cleanaway Waste Management Ltd.	523,532	905,569
Clinuvel Pharmaceuticals Ltd.	14,835	185,225
Cochlear Ltd.	17,435	2,227,210
Codan Ltd./Australia	37,159	92,051
Coles Group Ltd.	355,310	3,715,000
Collins Foods Ltd.	34,483	207,046
Commonwealth Bank of Australia	463,001	31,042,710
Computershare Ltd.	145,148	2,349,662
Core Lithium Ltd.(a)(b)	438,951	388,094
Corporate Travel Management Ltd.	33,251	371,235
Costa Group Holdings Ltd.	147,535	240,073
Credit Corp. Group Ltd.	21,492	255,481
Cromwell Property Group	407,969	182,968
CSL Ltd.	130,520	23,365,090
CSR Ltd.	132,022	391,085
Data#3 Ltd.(b)	54,326	239,324
De Grey Mining Ltd.(a)	413,108	279,462
Deterra Royalties Ltd.	118,734	311,551
Dexus	282,088	1,405,673
Dexus Industria REIT	88,162	149,399
DGL Group Ltd./Au(a)(b)	43,579	42,587
Dicker Data Ltd.	23,405	161,307
Domain Holdings Australia Ltd.	75,722	161,377
Domino’s Pizza Enterprises Ltd.	16,228	661,675
Downer EDI Ltd.	184,851	531,250
Eagers Automotive Ltd.	43,404	344,095
Eclipx Group Ltd.(a)	88,166	105,449
Elders Ltd.	45,552	379,781
EML Payments Ltd.(a)	180,484	46,524
Endeavour Group Ltd./Australia	361,226	1,653,440
Evolution Mining Ltd.	472,588	626,911
EVT Ltd.(a)	36,250	346,087
Firefinch Ltd.(a)(c)	298,353	29,447
Flight Centre Travel Group Ltd.(a)(b)	44,358	472,117
Fortescue Metals Group Ltd.	457,975	4,314,583
G8 Education Ltd.	275,045	169,782
GDI Property Group Partnership	157,802	79,655
Genworth Mortgage Insurance Australia Ltd.	114,808	199,289
Gold Road Resources Ltd.	286,318	247,425
Goodman Group	453,138	4,930,461
Goulamina Holdings Pty Ltd.(a)	170,824	67,357
GPT Group (The)	508,972	1,406,577
GrainCorp Ltd., Class A	67,656	363,707
Grange Resources Ltd.	160,862	63,824
Growthpoint Properties Australia Ltd.	71,436	152,074
GUD Holdings Ltd.	37,024	190,434
GWA Group Ltd.	97,769	126,932
Hansen Technologies Ltd.	55,293	174,125
Harvey Norman Holdings Ltd.	155,213	412,911
Healius Ltd.	163,741	358,693
Home Consortium Ltd.	27,631	84,475
HomeCo Daily Needs REIT	449,375	367,710
HUB24 Ltd.	21,237	344,346
IDP Education Ltd.	56,231	1,060,898
IGO Ltd.	180,795	1,768,165
Iluka Resources Ltd.	113,392	628,252

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Imdex Ltd.	108,107	$141,114
Imugene Ltd.(a)	1,376,555	153,465
Incitec Pivot Ltd.	523,205	1,258,282
Ingenia Communities Group	102,183	256,417
Inghams Group Ltd.	104,889	169,692
Insignia Financial Ltd.	168,623	339,927
Insurance Australia Group Ltd.	658,392	2,066,650
Integral Diagnostics Ltd.	44,422	74,703
InvoCare Ltd.	45,042	294,556
ionner Ltd.(a)	438,508	155,407
IPH Ltd.	64,078	407,524
IRESS Ltd.	49,004	318,071
JB Hi-Fi Ltd.	30,996	849,661
Jervois Global Ltd.(a)	399,654	125,329
Johns Lyng Group Ltd.	41,864	174,066
Judo Capital Holdings Ltd.(a)	169,965	126,851
Jumbo Interactive Ltd.	19,332	168,321
Karoon Energy Ltd.(a)	172,184	234,137
Kelsian Group Ltd.	40,863	122,291
Kogan.com Ltd.(a)(b)	31,107	65,250
Lake Resources NL(a)(b)	349,254	235,542
Lendlease Corp. Ltd.	182,267	1,013,543
Lifestyle Communities Ltd.	28,583	320,868
Link Administration Holdings Ltd.	145,715	318,665
Liontown Resources Ltd.(a)	420,907	506,781
Lottery Corp. Ltd. (The)(a)	605,241	1,660,399
Lovisa Holdings Ltd.	16,427	255,744
Lynas Rare Earths Ltd.(a)	247,373	1,319,435
MA Financial Group Ltd.(b)	44,292	125,599
Maas Group Holdings Ltd.(b)	29,074	42,331
Macquarie Group Ltd.	99,017	10,741,641
Magellan Financial Group Ltd.(b)	38,040	241,204
Mayne Pharma Group Ltd.(a)	531,487	91,813
McMillan Shakespeare Ltd.	20,006	167,652
Medibank Pvt Ltd.	736,257	1,325,754
Megaport Ltd.(a)	45,954	178,254
Mesoblast Ltd.(a)(b)	256,313	149,838
Metcash Ltd.	246,300	646,569
Mincor Resources NL(a)	112,084	96,253
Mineral Resources Ltd.	45,697	2,142,357
Mirvac Group	1,061,086	1,405,902
Monadelphous Group Ltd.	27,534	240,708
Mount Gibson Iron Ltd.(a)(b)	185,187	44,468
Nanosonics Ltd.(a)	76,529	200,605
National Australia Bank Ltd.	870,740	18,087,048
National Storage REIT	290,617	486,299
Nearmap Ltd.(a)	136,893	179,975
Neometals Ltd.(a)	145,346	102,801
Netwealth Group Ltd.	33,093	256,997
New Hope Corp. Ltd.	142,517	517,717
Newcrest Mining Ltd.	240,867	2,667,668
NEXTDC Ltd.(a)	123,157	653,492
nib holdings Ltd.	121,745	520,953
Nick Scali Ltd.(b)	25,361	163,331
Nickel Mines Ltd.	314,121	146,807
Nine Entertainment Co. Holdings Ltd.	405,636	535,690
Northern Star Resources Ltd.	310,070	1,730,531
Novonix Ltd.(a)(b)	84,842	144,866
NRW Holdings Ltd.	116,080	189,427
Nufarm Ltd./Australia	114,526	408,157
Security	Shares	Value

Australia (continued)
Objective Corp. Ltd.	8,881	$84,293
Omni Bridgeway Ltd.(a)	86,164	248,064
oOh!media Ltd.(b)	146,940	118,853
Orica Ltd.(b)	116,956	1,040,351
Origin Energy Ltd.	457,026	1,632,761
Orora Ltd.	220,324	427,545
OZ Minerals Ltd.	90,610	1,403,008
Pact Group Holdings Ltd.	97,266	89,231
Paladin Energy Ltd.(a)	658,310	356,403
Pendal Group Ltd.	95,385	299,610
Pepper Money Ltd./Australia	78,452	71,553
Perenti Global Ltd.(a)	179,400	109,943
Perpetual Ltd.(b)	15,820	252,095
Perseus Mining Ltd.	348,737	406,174
PEXA Group Ltd.(a)(b)	27,072	267,498
Pilbara Minerals Ltd.(a)	652,871	2,121,992
Pinnacle Investment Management Group Ltd.	41,469	215,523
Platinum Asset Management Ltd.	143,334	164,095
PointsBet Holdings Ltd.(a)(b)	59,697	77,700
PolyNovo Ltd.(a)(b)	190,785	243,052
Premier Investments Ltd.	26,778	428,834
Pro Medicus Ltd.	14,094	502,132
PWR Holdings Ltd.	23,396	150,293
Qantas Airways Ltd.(a)	247,590	925,186
QBE Insurance Group Ltd.	390,516	3,059,677
Qube Holdings Ltd.	477,878	831,964
Ramelius Resources Ltd.	250,129	117,395
Ramsay Health Care Ltd.	48,916	1,834,797
REA Group Ltd.	13,394	1,038,114
Red 5 Ltd.(a)	656,698	66,941
Reece Ltd.	58,468	580,580
Regis Resources Ltd.	207,294	202,115
Reliance Worldwide Corp. Ltd.	198,940	408,741
Rio Tinto Ltd.	100,151	5,683,529
Rural Funds Group	128,139	209,059
Sandfire Resources Ltd.	108,874	242,471
Santos Ltd.	874,936	4,271,137
Sayona Mining Ltd.(a)(b)	1,738,367	261,122
Scentre Group	1,364,373	2,539,126
SEEK Ltd.	91,347	1,257,470
Select Harvests Ltd.	43,426	147,338
Seven Group Holdings Ltd.	44,316	519,668
Seven West Media Ltd.(a)	302,837	90,741
SG Fleet Group Ltd.	34,535	44,385
Shopping Centres Australasia Property Group	280,493	488,539
Sigma Healthcare Ltd.	288,877	117,062
Silver Lake Resources Ltd.(a)	274,274	194,228
Sims Ltd.	46,173	360,996
SiteMinder Ltd.(a)	66,312	131,592
SmartGroup Corp. Ltd.	39,982	126,055
Sonic Healthcare Ltd.	119,862	2,509,369
South32 Ltd.	1,232,508	2,827,703
Southern Cross Media Group Ltd.(b)	107,851	66,598
St. Barbara Ltd.(a)	261,364	85,090
Star Entertainment Grp Ltd. (The)(a)	256,686	482,860
Steadfast Group Ltd.	256,905	832,307
Stockland	616,627	1,420,769
Suncorp Group Ltd.	343,333	2,511,484
Super Retail Group Ltd.	50,771	333,830
Syrah Resources Ltd.(a)	194,522	297,136

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	556,543	$343,599
Tassal Group Ltd.	66,524	220,897
Technology One Ltd.	71,848	552,727
Telix Pharmaceuticals Ltd.(a)	54,288	240,651
Telstra Group Ltd., NVS	1,076,518	2,699,291
Temple & Webster Group Ltd.(a)(b)	32,809	116,792
Transurban Group	826,354	7,009,916
Treasury Wine Estates Ltd.	187,200	1,551,284
Tyro Payments Ltd.(a)	102,622	100,183
United Malt Grp Ltd.	77,974	155,140
Ventia Services Group Pty Ltd.	80,555	142,500
Vicinity Ltd.	985,608	1,228,721
Viva Energy Group Ltd.(d)	224,195	406,967
Vulcan Energy Resources Ltd.(a)(b)	27,150	131,857
Washington H Soul Pattinson & Co. Ltd.	57,875	1,035,734
Waypoint REIT Ltd.	204,913	357,776
Webjet Ltd.(a)	103,617	349,913
Wesfarmers Ltd.	305,714	8,871,521
West African Resources Ltd.(a)	297,030	196,675
Westgold Resources Ltd.(a)	148,187	69,213
Westpac Banking Corp.	950,001	14,668,928
Whitehaven Coal Ltd.	253,998	1,475,422
WiseTech Global Ltd.	39,142	1,447,588
Woodside Energy Group Ltd.	515,194	11,910,486
Woolworths Group Ltd.	329,350	6,955,140
Worley Ltd.	80,024	730,948
Zip Co. Ltd.(a)(b)	142,171	55,232
		340,507,921
Cayman Islands — 0.0%
OCI International Holdings Ltd.(a)	160,000	32,751
China — 0.0%
E-Commodities Holdings Ltd.	466,000	61,717
United Energy Group Ltd.	2,406,000	232,766
		294,483
Hong Kong — 6.6%
AIA Group Ltd.	3,275,400	24,810,468
Apollo Future Mobility Group Ltd.(a)	1,368,000	36,590
ASMPT Ltd.	91,700	504,396
Atlas Corp.	25,217	372,959
Bank of East Asia Ltd. (The)	358,600	343,677
BOC Hong Kong Holdings Ltd.	1,009,500	3,136,825
Brightoil Petroleum Holdings Ltd.(c)	763,800	1
Budweiser Brewing Co. APAC Ltd.(d)	467,500	983,958
Cafe de Coral Holdings Ltd.	92,000	107,367
Champion REIT	890,000	266,378
Chinese Estates Holdings Ltd.(a)	289,000	52,297
Chow Sang Sang Holdings International Ltd.	126,000	116,204
Chow Tai Fook Jewellery Group Ltd.	543,000	929,657
CITIC Telecom International Holdings Ltd.	415,000	122,656
Citychamp Watch & Jewellery Group Ltd.(a)	558,000	72,508
CK Asset Holdings Ltd.	554,072	3,063,224
CK Hutchison Holdings Ltd.	729,572	3,631,685
CK Infrastructure Holdings Ltd.	165,500	786,244
CK Life Sciences International Holdings Inc.	1,178,000	88,483
CLP Holdings Ltd.	440,500	2,956,549
C-Mer Eye Care Holdings Ltd.(a)	182,000	75,411
Comba Telecom Systems Holdings Ltd.	522,000	73,195
Cowell e Holdings Inc.(a)	65,000	79,531
Crystal International Group Ltd.(d)	186,500	47,553
Security	Shares	Value

Hong Kong (continued)
Dah Sing Banking Group Ltd.	118,000	$70,359
Dah Sing Financial Holdings Ltd.	33,600	66,488
EC Healthcare	107,000	55,194
ESR Group Ltd.(b)(d)	530,600	904,859
Far East Consortium International Ltd.	331,400	74,679
First Pacific Co. Ltd.	608,000	161,001
Fortune REIT	460,000	293,625
Fosun Tourism Group(a)(d)	70,000	61,150
Futu Holdings Ltd., ADR(a)(b)	16,393	555,067
Galaxy Entertainment Group Ltd.	587,000	2,681,797
Guotai Junan International Holdings Ltd.	681,000	48,530
Haitong International Securities Group Ltd.(a)(b)	1,181,300	85,734
Hang Lung Group Ltd.	256,000	332,055
Hang Lung Properties Ltd.	527,000	662,946
Hang Seng Bank Ltd.	206,900	2,912,692
Health and Happiness H&H International Holdings Ltd.	103,000	97,113
Henderson Land Development Co. Ltd.	357,970	876,403
HK Electric Investments & HK Electric Investments Ltd., Class SS	744,500	473,363
HKBN Ltd.	287,500	194,176
HKT Trust & HKT Ltd., Class SS	1,049,720	1,187,174
Hong Kong & China Gas Co. Ltd.	3,037,525	2,341,230
Hong Kong Exchanges & Clearing Ltd.	326,100	8,655,867
Hong Kong Technology Venture Co. Ltd.	222,000	116,021
Hongkong Land Holdings Ltd.	305,500	1,176,140
Hsin Chong Group Holdings Ltd.(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	668,000	88,492
Hysan Development Co. Ltd.	167,000	363,992
IGG Inc.(a)	304,000	79,034
Jardine Matheson Holdings Ltd.	43,100	1,985,531
Johnson Electric Holdings Ltd.(b)	128,000	131,870
K Wah International Holdings Ltd.	304,000	85,134
Kerry Logistics Network Ltd.	102,651	162,943
Kerry Properties Ltd.	155,000	245,192
Lifestyle International Holdings Ltd.(a)	142,000	84,195
Link REIT	572,100	3,381,461
LK Technology Holdings Ltd.	177,500	160,693
Luk Fook Holdings International Ltd.	115,000	249,825
Man Wah Holdings Ltd.	546,400	304,881
MECOM Power and Construction Ltd.	450,000	91,804
Melco International Development Ltd.(a)(b)	169,000	88,365
Melco Resorts & Entertainment Ltd., ADR(a)	53,743	293,974
MGM China Holdings Ltd.(a)	243,200	97,917
MTR Corp. Ltd.	425,500	1,872,280
New World Development Co. Ltd.	411,000	840,690
Nissin Foods Co. Ltd.	66,000	52,949
NWS Holdings Ltd.	423,000	299,971
Pacific Basin Shipping Ltd.	1,256,000	304,081
Pacific Textiles Holdings Ltd.	274,000	81,701
PAX Global Technology Ltd.	238,000	187,049
PCCW Ltd.	1,223,000	467,249
Perfect Medical Health Management Ltd.	65,000	23,032
Power Assets Holdings Ltd.	366,500	1,752,437
Prosperity REIT	335,000	70,858
Realord Group Holdings Ltd.(a)	108,000	126,713
Sa Sa International Holdings Ltd.(a)	502,000	53,096
Sands China Ltd.(a)	639,200	1,117,465
Shangri-La Asia Ltd.(a)	338,000	187,021
Shun Tak Holdings Ltd.(a)	494,000	64,148

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.(b)	852,000	$909,779
SITC International Holdings Co. Ltd.	334,000	547,024
SJM Holdings Ltd.(a)	668,000	208,449
SmarTone Telecommunications Holdings Ltd.	159,500	78,841
Stella International Holdings Ltd.	182,000	176,212
Sun Hung Kai & Co. Ltd.	267,000	93,236
Sun Hung Kai Properties Ltd.	385,000	4,137,332
SUNeVision Holdings Ltd.	241,000	127,673
Sunlight REIT	310,000	98,625
Swire Pacific Ltd., Class A	132,500	878,940
Swire Properties Ltd.	334,600	643,072
Techtronic Industries Co. Ltd.	367,500	3,479,772
Texhong Textile Group Ltd.	129,500	83,406
Theme International Holdings Ltd.(a)	1,170,000	111,713
United Laboratories International Holdings Ltd. (The)	272,000	114,002
Value Partners Group Ltd.(b)	304,000	72,408
Vesync Co. Ltd.	35,000	9,328
Vitasoy International Holdings Ltd.(a)	258,000	440,568
Viva China Holdings Ltd.(a)	1,048,000	130,887
Vobile Group Ltd.(a)	423,000	100,835
VSTECS Holdings Ltd.	152,000	73,085
VTech Holdings Ltd.	54,200	288,518
WH Group Ltd.(d)	2,237,500	1,129,962
Wharf Real Estate Investment Co. Ltd.	434,000	1,709,986
Wynn Macau Ltd.(a)	371,200	147,981
Xinyi Glass Holdings Ltd.(b)	499,000	641,293
Yue Yuen Industrial Holdings Ltd.	201,500	204,854
Zensun Enterprises Ltd.(a)	72,000	10,640
		98,785,944
Ireland — 0.2%
James Hardie Industries PLC.	120,267	2,625,787
Japan — 64.1%
77 Bank Ltd. (The)	14,700	178,136
ABC-Mart Inc.	9,300	414,526
Activia Properties Inc.	210	622,032
Adastria Co. Ltd.	3,300	44,814
ADEKA Corp.	25,300	378,246
Advance Logistics Investment Corp.	173	169,182
Advance Residence Investment Corp.	329	765,966
Advantest Corp.	51,700	2,721,569
Aeon Co. Ltd.	178,700	3,332,860
Aeon Delight Co. Ltd.	2,800	55,966
AEON Financial Service Co. Ltd.	29,500	288,705
Aeon Mall Co. Ltd.	30,100	327,444
AEON REIT Investment Corp.	366	394,045
AGC Inc.	53,700	1,682,687
Ai Holdings Corp.	10,500	155,426
Aica Kogyo Co. Ltd.	15,900	341,732
Aida Engineering Ltd.	6,700	38,927
Aiful Corp.	106,700	290,604
Ain Holdings Inc.	6,800	285,667
Air Water Inc.	53,800	600,667
Airtrip Corp.(a)(b)	1,900	31,684
Aisin Corp.	39,200	1,006,254
Ajinomoto Co. Inc.	125,400	3,448,902
Alfresa Holdings Corp.	57,800	665,444
Alpen Co. Ltd.(b)	1,700	23,104
Alps Alpine Co. Ltd.	59,224	508,768
Amada Co. Ltd.	105,100	739,228
Security	Shares	Value

Japan (continued)
Amano Corp.	15,700	$268,665
Amvis Holdings Inc.	8,100	156,577
ANA Holdings Inc.(a)	42,000	816,426
AnGes Inc.(a)(b)	38,700	42,417
Anicom Holdings Inc.	24,500	97,887
Anritsu Corp.	36,100	363,342
AOKI Holdings Inc.	24,400	117,936
Aozora Bank Ltd.	30,800	529,814
Appier Group Inc.(a)	17,200	164,222
Arata Corp.	1,800	49,699
Arcland Service Holdings Co. Ltd.	2,900	42,510
ARCLANDS Corp.	4,500	44,632
Arcs Co. Ltd.	11,800	157,285
Argo Graphics Inc.	2,400	62,505
Ariake Japan Co. Ltd.	4,300	148,970
ARTERIA Networks Corp.	4,000	32,299
As One Corp.	7,900	336,875
Asahi Group Holdings Ltd.	123,000	3,441,629
Asahi Holdings Inc.	25,000	318,833
Asahi Intecc Co. Ltd.	61,200	1,042,550
Asahi Kasei Corp.	341,000	2,186,463
Asics Corp.	42,400	649,726
ASKUL Corp.	12,900	134,724
Astellas Pharma Inc.	500,300	6,903,230
Atom Corp.(a)	30,400	161,505
Autobacs Seven Co. Ltd.	23,700	225,425
Avex Inc.	5,300	59,410
Awa Bank Ltd. (The)	9,700	121,937
Axial Retailing Inc.	5,600	127,525
Azbil Corp.	31,700	861,469
AZ-COM MARUWA Holdings Inc.	11,300	107,368
Bandai Namco Holdings Inc.	54,700	3,615,827
Bank of Kyoto Ltd. (The)	15,100	544,141
BayCurrent Consulting Inc.	36,000	1,010,058
Belc Co. Ltd.	3,500	133,885
Bell System24 Holdings Inc.	4,900	45,517
Belluna Co. Ltd.	7,600	36,626
Benefit One Inc.	21,500	297,434
Benesse Holdings Inc.	24,600	362,911
BeNext-Yumeshin Group Co.	17,700	213,461
Bengo4.com Inc.(a)(b)	900	19,178
Bic Camera Inc.	26,600	206,806
BIPROGY Inc.	21,500	464,430
BML Inc.	5,200	117,548
Bridgestone Corp.	153,900	5,566,016
Brother Industries Ltd.	62,600	1,066,448
Bunka Shutter Co. Ltd.	6,400	46,017
C Uyemura & Co. Ltd.	3,300	150,932
Calbee Inc.	28,100	564,445
Canon Electronics Inc.	4,100	43,291
Canon Inc.	273,400	5,795,391
Canon Marketing Japan Inc.	13,300	280,657
Capcom Co. Ltd.	47,400	1,318,428
Casio Computer Co. Ltd.	57,600	500,644
Cawachi Ltd.	1,400	19,376
CellSource Co. Ltd.(a)(b)	1,200	35,393
Central Glass Co. Ltd.	7,100	167,650
Central Japan Railway Co.	39,100	4,526,860
Change Inc.	10,400	138,922
Chiba Bank Ltd. (The)	159,500	873,920

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chiyoda Corp.(a)	31,500	$78,029
Chofu Seisakusho Co. Ltd.	3,100	42,335
Chubu Electric Power Co. Inc.	180,300	1,467,628
Chudenko Corp.	4,400	60,731
Chugai Pharmaceutical Co. Ltd.	182,500	4,228,864
Chugin Financial Group Inc., NVS	34,200	206,157
Chugoku Electric Power Co. Inc. (The)	83,800	393,154
Chugoku Marine Paints Ltd.	6,600	40,532
Citizen Watch Co. Ltd.	69,300	291,040
CKD Corp.	14,100	172,927
Coca-Cola Bottlers Japan Holdings Inc.	32,825	296,572
COLOPL Inc.(a)	24,700	116,339
Colowide Co. Ltd.	27,000	331,320
Comforia Residential REIT Inc.	224	475,540
COMSYS Holdings Corp.	30,900	506,231
Comture Corp.	6,900	112,264
Concordia Financial Group Ltd.	327,700	999,885
Cosmo Energy Holdings Co. Ltd.	21,200	546,098
Cosmos Pharmaceutical Corp.	5,400	522,259
CRE Logistics REIT Inc.	127	174,729
Create Restaurants Holdings Inc.	31,400	198,208
Create SD Holdings Co. Ltd.	7,100	151,253
Credit Saison Co. Ltd.	34,700	370,886
Curves Holdings Co. Ltd.	7,700	44,751
CyberAgent Inc.	119,200	979,249
CYBERDYNE Inc.(a)	30,400	67,696
Cybozu Inc.	5,600	71,546
Dai Nippon Printing Co. Ltd.	61,200	1,225,880
Daicel Corp.	60,800	346,914
Daido Steel Co. Ltd.	7,100	184,082
Daifuku Co. Ltd.	28,500	1,304,586
Daihen Corp.	5,700	146,985
Daiho Corp.	1,700	48,209
Dai-ichi Life Holdings Inc.	267,000	4,240,693
Daiichi Sankyo Co. Ltd.	475,600	15,224,317
Daiichikosho Co. Ltd.	10,600	303,931
Daiki Aluminium Industry Co. Ltd.	4,200	36,164
Daikin Industries Ltd.	67,500	10,110,635
Daikokutenbussan Co. Ltd.	900	27,451
Daio Paper Corp.	28,800	212,485
Daiseki Co. Ltd.	11,940	368,940
Daishi Hokuetsu Financial Group Inc.	9,200	162,483
Daito Trust Construction Co. Ltd.	16,600	1,643,795
Daiwa House Industry Co. Ltd.	165,500	3,334,383
Daiwa House REIT Investment Corp.	597	1,204,922
Daiwa Industries Ltd.	5,300	44,443
Daiwa Office Investment Corp.	74	349,596
Daiwa Securities Group Inc.	362,100	1,412,795
Daiwa Securities Living Investments Corp.	549	426,144
Daiwabo Holdings Co. Ltd.	27,400	353,551
DCM Holdings Co. Ltd.	30,500	237,647
Demae-Can Co. Ltd.(a)(b)	7,900	25,661
DeNA Co. Ltd.	27,700	361,276
Denka Co. Ltd.	22,400	518,920
Denso Corp.	117,200	5,814,984
Dentsu Group Inc.	59,700	1,856,871
Descente Ltd.	7,400	177,607
Dexerials Corp.	14,700	342,375
DIC Corp.	25,000	419,759
Digital Arts Inc.	2,800	117,667
Security	Shares	Value

Japan (continued)
Digital Garage Inc.	7,900	$189,163
Dip Corp.	8,400	235,173
Direct Marketing MiX Inc.	3,000	33,899
Disco Corp.	7,900	1,889,526
DMG Mori Co. Ltd.	32,400	374,953
Doshisha Co. Ltd.	4,000	40,658
Doutor Nichires Holdings Co. Ltd.	3,600	40,162
Dowa Holdings Co. Ltd.	13,400	425,477
DTS Corp.	8,900	211,594
Duskin Co. Ltd.	9,000	172,580
DyDo Group Holdings Inc.	1,100	33,566
Earth Corp.	3,900	134,993
East Japan Railway Co.	82,700	4,406,700
Ebara Corp.	25,700	835,047
EDION Corp.	23,900	189,699
eGuarantee Inc.	6,900	111,444
Eiken Chemical Co. Ltd.	7,200	88,931
Eisai Co. Ltd.	68,400	4,124,735
Eizo Corp.	2,400	58,384
Elan Corp.	5,300	40,704
Elecom Co. Ltd.	15,500	143,590
Electric Power Development Co. Ltd.	40,300	560,480
EM Systems Co. Ltd.	6,200	41,016
en Japan Inc.	9,300	161,550
ENEOS Holdings Inc.	847,100	2,794,291
eRex Co. Ltd.	7,800	132,003
Euglena Co. Ltd.(a)	30,600	183,179
Exedy Corp.	4,200	49,238
EXEO Group Inc.	28,400	416,104
Ezaki Glico Co. Ltd.	13,600	305,973
Fancl Corp.	22,600	428,160
FANUC Corp.	52,200	6,830,454
Fast Retailing Co. Ltd.	15,800	8,802,830
FCC Co. Ltd.	4,700	45,698
Ferrotec Holdings Corp.	10,000	169,451
Financial Products Group Co. Ltd.	16,900	132,068
Food & Life Companies Ltd.	30,400	511,360
FP Corp.	13,100	311,655
Freee KK(a)(b)	8,200	159,501
Frontier Real Estate Investment Corp.	122	430,717
Fuji Co. Ltd./Ehime	8,900	110,068
Fuji Corp./Aichi	23,900	315,579
Fuji Electric Co. Ltd.	34,700	1,341,674
Fuji Kyuko Co. Ltd.	6,100	188,624
Fuji Media Holdings Inc.	6,400	44,513
Fuji Oil Holdings Inc.	11,700	184,201
Fuji Seal International Inc.	6,500	76,147
Fuji Soft Inc.	6,900	375,376
Fujicco Co. Ltd.	3,200	40,921
FUJIFILM Holdings Corp.	97,300	4,451,463
Fujikura Ltd.	64,700	383,087
Fujimi Inc.	4,300	179,530
Fujimori Kogyo Co. Ltd.	1,600	33,422
Fujitec Co. Ltd.	19,200	381,377
Fujitsu General Ltd.	19,400	442,747
Fujitsu Ltd.	53,500	6,155,631
Fukui Computer Holdings Inc.	1,900	44,359
Fukuoka Financial Group Inc.	46,632	793,472
Fukuoka REIT Corp.	234	273,143
Fukushima Galilei Co. Ltd.	1,500	41,251

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fukuyama Transporting Co. Ltd.	3,900	$85,092
Fullcast Holdings Co. Ltd.	2,900	58,005
Funai Soken Holdings Inc.	10,200	181,818
Furukawa Co. Ltd.	4,900	42,965
Furukawa Electric Co. Ltd.	24,700	381,067
Fuso Chemical Co. Ltd.	3,300	74,540
Future Corp.	12,500	140,281
Fuyo General Lease Co. Ltd.	4,100	227,863
G-7 Holdings Inc.	3,000	28,723
Genky DrugStores Co. Ltd.	1,300	33,096
Geo Holdings Corp.	4,400	57,568
Giken Ltd.	2,600	56,019
Global One Real Estate Investment Corp.	311	240,078
GLOBERIDE Inc.	2,200	34,386
Glory Ltd.	11,600	178,856
GLP J-Reit	1,255	1,301,538
GMO Financial Gate Inc.	200	18,663
GMO Financial Holdings Inc.	7,000	26,886
GMO GlobalSign Holdings KK	1,100	34,193
GMO internet group Inc.	19,800	341,369
GMO Payment Gateway Inc.	11,000	790,964
GNI Group Ltd.(a)	14,700	139,926
Goldcrest Co. Ltd.	3,600	42,252
Goldwin Inc.	6,500	339,452
Gree Inc.	22,800	128,159
GS Yuasa Corp.	19,300	293,825
G-Tekt Corp.	4,900	43,801
GungHo Online Entertainment Inc.	13,000	192,154
Gunma Bank Ltd. (The)	106,700	291,021
Gunze Ltd.	2,100	53,942
H.U. Group Holdings Inc.	15,400	286,668
H2O Retailing Corp.	26,700	224,692
Hachijuni Bank Ltd. (The)	107,300	342,196
Hakuhodo DY Holdings Inc.	60,600	510,600
Halows Co. Ltd.	2,200	44,189
Hamakyorex Co. Ltd.	2,300	51,376
Hamamatsu Photonics KK	38,300	1,732,741
Hankyu Hanshin Holdings Inc.	61,200	1,817,685
Hankyu Hanshin REIT Inc.	180	186,855
Hanwa Co. Ltd.	8,500	205,564
Harmonic Drive Systems Inc.	12,700	423,898
Haseko Corp.	64,800	667,325
Hazama Ando Corp.	54,900	318,180
Heiwa Corp.	19,100	308,143
Heiwa Real Estate Co. Ltd.	6,500	180,236
Heiwa Real Estate REIT Inc.	292	302,696
Heiwado Co. Ltd.	4,300	54,415
Hiday Hidaka Corp.	3,700	46,418
Hikari Tsushin Inc.	5,500	664,369
Hino Motors Ltd.(a)	79,900	332,047
Hioki E.E. Corp.	2,900	138,425
Hirata Corp.	1,000	29,254
Hirogin Holdings Inc.	98,300	405,531
Hirose Electric Co. Ltd.	8,400	1,089,659
HIS Co. Ltd.(a)(b)	10,900	151,021
Hisamitsu Pharmaceutical Co. Inc.	12,900	318,265
Hitachi Construction Machinery Co. Ltd.	30,600	598,659
Hitachi Ltd.	263,500	11,955,999
Hitachi Transport System Ltd.	11,300	676,260
Hitachi Zosen Corp.	37,900	218,494
Security	Shares	Value

Japan (continued)
Hogy Medical Co. Ltd.	6,200	$137,510
Hokkaido Electric Power Co. Inc.	55,200	167,972
Hokkoku Financial Holdings Inc.	5,100	155,723
Hokuetsu Corp.	30,600	158,736
Hokuhoku Financial Group Inc.	31,600	189,845
Hokuriku Electric Power Co.	37,500	125,556
Hokuto Corp.	3,100	40,014
Honda Motor Co. Ltd.	440,600	10,046,770
Horiba Ltd.	8,100	332,323
Hoshino Resorts REIT Inc.	52	246,822
Hoshizaki Corp.	30,100	862,364
Hosiden Corp.	15,400	162,437
House Foods Group Inc.	22,700	424,543
Hoya Corp.	99,200	9,221,764
Hulic Co. Ltd.	109,300	793,993
Hulic Reit Inc.	311	364,318
Hyakugo Bank Ltd. (The)	36,400	80,574
Ibiden Co. Ltd.	29,800	1,004,479
Ichibanya Co. Ltd.	5,100	157,366
Ichigo Inc.	106,300	239,233
Ichigo Office REIT Investment Corp.	302	170,559
Idec Corp./Japan	7,800	167,066
Idemitsu Kosan Co. Ltd.	57,547	1,259,142
IDOM Inc.	6,700	33,541
IHI Corp.	37,300	831,939
Iida Group Holdings Co. Ltd.	36,800	510,981
Iino Kaiun Kaisha Ltd.	24,300	120,934
Inaba Denki Sangyo Co. Ltd.	10,100	188,535
Inabata & Co. Ltd.	10,400	171,823
Inageya Co. Ltd.	4,500	34,078
Industrial & Infrastructure Fund Investment Corp.	565	596,720
Infocom Corp.	2,500	35,883
Infomart Corp.	54,500	176,309
Information Services International-Dentsu Ltd.	7,100	217,151
INFRONEER Holdings Inc.	61,200	424,257
Inpex Corp.	283,400	2,860,185
Insource Co. Ltd.	6,800	137,309
Internet Initiative Japan Inc.	28,700	450,488
Invincible Investment Corp.	1,758	551,860
IR Japan Holdings Ltd.	1,300	19,008
Iriso Electronics Co. Ltd.	5,900	170,935
Isetan Mitsukoshi Holdings Ltd.	95,300	846,467
Isuzu Motors Ltd.	160,000	1,881,545
Ito En Ltd.	14,200	500,129
ITOCHU Corp.	323,200	8,352,954
Itochu Enex Co. Ltd.	7,500	51,612
Itochu Techno-Solutions Corp.	28,000	649,145
Itochu-Shokuhin Co. Ltd.	1,300	42,651
Itoham Yonekyu Holdings Inc.	36,300	162,327
Iwatani Corp.	11,800	434,493
Iyogin Holdings Inc., NVS	61,200	287,138
Izumi Co. Ltd.	7,600	153,315
J Front Retailing Co. Ltd.	64,800	523,780
JAC Recruitment Co. Ltd.	4,100	69,757
Jaccs Co. Ltd.	5,800	140,645
JAFCO Group Co. Ltd.	17,900	274,645
Japan Airlines Co. Ltd.(a)	39,600	739,654
Japan Airport Terminal Co. Ltd.(a)	16,900	723,335
Japan Aviation Electronics Industry Ltd.	10,700	166,534
Japan Display Inc.(a)	179,200	60,003

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Elevator Service Holdings Co. Ltd.	19,700	$232,371
Japan Excellent Inc.	354	327,362
Japan Exchange Group Inc.	136,300	1,791,225
Japan Hotel REIT Investment Corp.	1,290	679,645
Japan Lifeline Co. Ltd.	22,400	151,051
Japan Logistics Fund Inc.	256	548,476
Japan Material Co. Ltd.	23,600	310,708
Japan Metropolitan Fund Invest	1,938	1,427,781
Japan Petroleum Exploration Co. Ltd.	8,600	223,453
Japan Post Bank Co. Ltd.(b)	119,100	793,579
Japan Post Holdings Co. Ltd.	641,500	4,313,816
Japan Post Insurance Co. Ltd.	55,800	826,016
Japan Prime Realty Investment Corp.	269	730,562
Japan Pulp & Paper Co. Ltd.	1,600	49,369
Japan Real Estate Investment Corp.	339	1,420,507
Japan Securities Finance Co. Ltd.	25,600	153,350
Japan Steel Works Ltd. (The)	17,300	357,218
Japan Tobacco Inc.	330,400	5,533,350
Japan Wool Textile Co. Ltd. (The)	7,300	48,939
JCR Pharmaceuticals Co. Ltd.	18,700	277,929
JCU Corp.	2,900	54,843
Jeol Ltd.	11,400	417,162
JFE Holdings Inc.	132,600	1,214,764
JGC Holdings Corp.	61,200	736,086
JINS Holdings Inc.	2,100	63,151
JMDC Inc.	7,400	262,067
J-Oil Mills Inc.	3,600	38,292
Joshin Denki Co. Ltd.	2,600	33,468
Joyful Honda Co. Ltd.	22,700	276,697
JSR Corp.	49,500	940,550
JTEKT Corp.	60,800	429,238
JTOWER Inc.(a)(b)	2,900	117,645
Juroku Financial Group Inc.	5,700	95,771
Justsystems Corp.	10,600	222,945
Kadokawa Corp.	23,900	427,915
Kaga Electronics Co. Ltd.	2,400	71,128
Kagome Co. Ltd.	25,400	507,666
Kajima Corp.	123,800	1,165,352
Kakaku.com Inc.	34,800	588,572
Kaken Pharmaceutical Co. Ltd.	7,100	181,726
Kameda Seika Co. Ltd.	2,000	61,800
Kamigumi Co. Ltd.	28,000	532,467
Kanamoto Co. Ltd.	4,800	69,293
Kandenko Co. Ltd.	26,500	148,955
Kaneka Corp.	12,900	319,885
Kanematsu Corp.	24,400	241,420
Kanematsu Electronics Ltd.	1,700	50,502
Kansai Electric Power Co. Inc. (The)	200,900	1,521,870
Kansai Paint Co. Ltd.	47,800	623,751
Kanto Denka Kogyo Co. Ltd.	6,000	38,274
Kao Corp.	129,000	4,818,399
Kappa Create Co. Ltd.(a)	4,500	42,513
Katakura Industries Co. Ltd.	2,700	36,942
Katitas Co. Ltd.	13,900	311,049
Kato Sangyo Co. Ltd.	5,600	130,886
Kawasaki Heavy Industries Ltd.	40,400	687,099
Kawasaki Kisen Kaisha Ltd.	42,000	636,854
KDDI Corp.	439,000	12,975,510
KeePer Technical Laboratory Co. Ltd.	1,800	49,638
Keihan Holdings Co. Ltd.	28,600	735,785
Security	Shares	Value

Japan (continued)
Keihanshin Building Co. Ltd.	4,300	$38,188
Keikyu Corp.	61,200	628,226
Keio Corp.	29,500	1,034,285
Keisei Electric Railway Co. Ltd.	33,300	883,851
Keiyo Bank Ltd. (The)	27,200	95,541
Keiyo Co. Ltd.	5,000	30,463
Kenedix Office Investment Corp.	234	533,053
Kenedix Residential Next Investment Corp.	270	395,839
Kenedix Retail REIT Corp.	189	339,760
Kewpie Corp.	28,400	448,360
Keyence Corp.	52,900	19,946,741
KFC Holdings Japan Ltd.	2,100	39,303
KH Neochem Co. Ltd.	9,100	155,323
Kikkoman Corp.	39,300	2,129,669
Kinden Corp.	30,600	311,366
Kintetsu Group Holdings Co. Ltd.	47,200	1,595,119
Kirin Holdings Co. Ltd.	226,000	3,322,185
Kisoji Co. Ltd.	3,300	48,827
Kissei Pharmaceutical Co. Ltd.	6,900	121,884
Ki-Star Real Estate Co. Ltd.	1,400	43,406
Kitz Corp.	22,700	134,573
Kiyo Bank Ltd. (The)	22,900	220,526
Koa Corp.	9,400	135,383
Kobayashi Pharmaceutical Co. Ltd.	14,500	769,468
Kobe Bussan Co. Ltd.	41,400	897,991
Kobe Steel Ltd.	87,700	359,648
Koei Tecmo Holdings Co. Ltd.	33,672	508,074
Kohnan Shoji Co. Ltd.	7,100	148,660
Koito Manufacturing Co. Ltd.	59,400	843,292
Kokuyo Co. Ltd.	25,900	321,251
Komatsu Ltd.	250,200	4,901,465
KOMEDA Holdings Co. Ltd.	9,700	162,003
Komeri Co. Ltd.	8,400	146,546
Konami Group Corp.	25,600	1,122,081
Konica Minolta Inc.	136,200	414,995
Konishi Co. Ltd.	4,300	50,230
Konoike Transport Co. Ltd.	5,500	57,880
Kose Corp.	9,000	898,384
Koshidaka Holdings Co. Ltd.	7,800	58,620
Kotobuki Spirits Co. Ltd.	4,400	225,562
K’s Holdings Corp.	44,000	344,802
Kubota Corp.	280,900	3,918,440
Kumagai Gumi Co. Ltd.	12,500	211,316
Kumiai Chemical Industry Co. Ltd.	25,700	168,903
Kura Sushi Inc.(b)	3,300	77,194
Kuraray Co. Ltd.	99,300	682,840
Kureha Corp.	4,500	288,943
Kurita Water Industries Ltd.	28,200	1,032,260
Kusuri no Aoki Holdings Co. Ltd.	4,200	202,452
KYB Corp.	2,800	61,253
Kyocera Corp.	88,400	4,280,896
Kyoei Steel Ltd.	4,800	42,384
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,400	40,887
KYORIN Holdings Inc.	5,700	70,531
Kyoritsu Maintenance Co. Ltd.	8,000	329,568
Kyowa Kirin Co. Ltd.	72,500	1,707,497
Kyudenko Corp.	9,900	209,983
Kyushu Electric Power Co. Inc.	129,200	639,678
Kyushu Financial Group Inc.	129,600	327,710
Kyushu Railway Co.	33,600	702,701

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
LaSalle Logiport REIT	541	$577,414
Lasertec Corp.	20,300	2,852,370
Lawson Inc.	12,300	392,948
Leopalace21 Corp.(a)	38,400	73,068
Life Corp.	5,000	74,525
Link And Motivation Inc.	5,700	34,411
Lintec Corp.	6,400	96,023
Lion Corp.	61,300	619,540
LITALICO Inc.	6,300	133,136
Lixil Corp.	82,900	1,252,228
M&A Capital Partners Co. Ltd.(a)	4,300	109,412
M3 Inc.	121,100	3,608,801
Mabuchi Motor Co. Ltd.	12,900	350,034
Macnica Holdings Inc.	10,000	200,011
Maeda Kosen Co. Ltd.	2,300	46,716
Makino Milling Machine Co. Ltd.	6,500	200,841
Makita Corp.	61,200	1,118,339
Management Solutions Co. Ltd.(b)	1,500	29,567
Mandom Corp.	5,700	57,666
Mani Inc.	25,600	372,930
Marubeni Corp.	422,100	3,695,027
Maruha Nichiro Corp.	9,500	146,488
Marui Group Co. Ltd.	49,500	809,839
Maruichi Steel Tube Ltd.	19,400	366,188
MARUKA FURUSATO Corp.	6,200	154,045
Maruwa Co. Ltd./Aichi	2,000	234,983
Maruzen Showa Unyu Co. Ltd.	1,900	38,775
Matsuda Sangyo Co. Ltd.	3,600	53,706
Matsui Securities Co. Ltd.	45,900	244,434
MatsukiyoCocokara & Co.	30,130	1,096,992
Matsuyafoods Holdings Co. Ltd.	1,700	46,452
Max Co. Ltd.	3,600	51,306
Maxell Ltd.	6,400	53,094
Maxvalu Tokai Co. Ltd.	2,400	45,252
Mazda Motor Corp.	159,100	1,071,214
McDonald’s Holdings Co. Japan Ltd.	25,800	895,705
MCJ Co. Ltd.	24,700	155,989
Mebuki Financial Group Inc.	288,290	560,633
Medipal Holdings Corp.	54,700	678,173
Medley Inc.(a)(b)	6,800	164,893
MedPeer Inc.(a)	1,900	19,527
Megachips Corp.	2,000	34,235
Megmilk Snow Brand Co. Ltd.	13,000	141,574
Meidensha Corp.	5,200	69,182
MEIJI Holdings Co. Ltd.	30,800	1,267,392
Meiko Electronics Co. Ltd.	4,500	79,774
Meitec Corp.	19,300	325,085
Melco Holdings Inc.	1,200	25,209
Menicon Co. Ltd.	18,400	314,161
Mercari Inc.(a)	29,600	491,391
METAWATER Co. Ltd.	3,600	46,071
Micronics Japan Co. Ltd.	5,000	46,224
Midac Holdings Co. Ltd.	1,200	29,819
Mie Kotsu Group Holdings Inc.	24,500	84,747
Milbon Co. Ltd.	7,500	309,253
Mimasu Semiconductor Industry Co. Ltd.	2,700	41,753
MINEBEA MITSUMI Inc.	102,900	1,520,700
Mirai Corp.	348	112,097
MIRAIT ONE corp.	27,800	267,148
MISUMI Group Inc.	77,000	1,640,057
Security	Shares	Value

Japan (continued)
Mitani Sekisan Co. Ltd.	1,000	$25,709
Mitsubishi Chemical Group Corp.	357,000	1,612,694
Mitsubishi Corp.	342,700	9,283,359
Mitsubishi Electric Corp.	532,500	4,685,258
Mitsubishi Estate Co. Ltd.	324,500	4,080,683
Mitsubishi Estate Logistics REIT Investment Corp.	117	346,283
Mitsubishi Gas Chemical Co. Inc.	43,100	547,681
Mitsubishi HC Capital Inc.	190,800	818,734
Mitsubishi Heavy Industries Ltd.	86,600	2,982,855
Mitsubishi Logistics Corp.	11,100	243,572
Mitsubishi Materials Corp.	30,600	399,957
Mitsubishi Motors Corp.(a)	183,200	617,152
Mitsubishi Pencil Co. Ltd.	5,300	51,585
Mitsubishi Research Institute Inc.	1,600	55,884
Mitsubishi Shokuhin Co. Ltd.	5,400	109,303
Mitsubishi UFJ Financial Group Inc.	3,251,400	15,359,122
Mitsuboshi Belting Ltd.	6,600	140,397
Mitsui & Co. Ltd.	381,100	8,433,428
Mitsui Chemicals Inc.	50,300	930,999
Mitsui DM Sugar Holdings Co. Ltd.	3,200	40,881
Mitsui Fudosan Co. Ltd.	246,900	4,727,731
Mitsui Fudosan Logistics Park Inc.	137	454,546
Mitsui High-Tec Inc.(b)	5,600	289,477
Mitsui Mining & Smelting Co. Ltd.	14,900	300,944
Mitsui OSK Lines Ltd.	95,300	1,886,481
Mitsui-Soko Holdings Co. Ltd.	2,900	60,454
Mitsuuroko Group Holdings Co. Ltd.	7,600	52,319
Miura Co. Ltd.	27,300	555,976
Mixi Inc.	11,500	180,286
Mizuho Financial Group Inc.	659,620	7,134,095
Mizuho Leasing Co. Ltd.	6,800	148,161
Mizuno Corp.	2,700	46,224
Mochida Pharmaceutical Co. Ltd.	3,400	78,294
Modec Inc.(a)	3,300	35,911
Monex Group Inc.	47,800	166,048
Money Forward Inc.(a)	12,300	347,980
Monogatari Corp. (The)	2,700	123,699
MonotaRO Co. Ltd.	66,100	1,003,388
Mori Hills REIT Investment Corp.	367	402,002
Mori Trust Hotel Reit Inc.	49	46,484
Mori Trust Sogo REIT Inc.	284	283,408
Morinaga & Co. Ltd./Japan	11,000	275,134
Morinaga Milk Industry Co. Ltd.	10,400	295,051
Morita Holdings Corp.	5,100	43,738
MOS Food Services Inc.	8,300	176,083
MS&AD Insurance Group Holdings Inc.	120,600	3,193,633
Murata Manufacturing Co. Ltd.	156,100	7,389,683
Musashi Seimitsu Industry Co. Ltd.	6,900	79,634
Musashino Bank Ltd. (The)	3,400	39,263
Nabtesco Corp.	30,600	649,956
Nachi-Fujikoshi Corp.	2,200	57,633
Nafco Co. Ltd.	3,900	41,367
Nagaileben Co. Ltd.	3,200	43,916
Nagase & Co. Ltd.	27,400	373,306
Nagawa Co. Ltd.(b)	1,000	49,910
Nagoya Railroad Co. Ltd.	54,000	827,227
Nakanishi Inc.	19,700	359,447
Nankai Electric Railway Co. Ltd.	28,700	580,582
Nanto Bank Ltd. (The)	3,400	48,720
NEC Corp.	67,000	2,217,760

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NEC Networks & System Integration Corp.	25,900	$277,545
NET One Systems Co. Ltd.	22,600	464,174
Nexon Co. Ltd.	135,100	2,260,794
Nextage Co. Ltd.	9,600	185,035
NGK Insulators Ltd.	63,000	734,962
NGK Spark Plug Co. Ltd.	42,300	771,723
NH Foods Ltd.	25,200	600,553
NHK Spring Co. Ltd.	54,500	301,935
Nichias Corp.	11,400	175,880
Nichicon Corp.	13,300	125,204
Nichiden Corp.	2,900	34,283
Nichiha Corp.	4,900	92,789
Nichi-Iko Pharmaceutical Co. Ltd.(a)	24,900	78,035
Nichirei Corp.	30,600	475,905
Nidec Corp.(b)	120,900	6,647,564
Nifco Inc./Japan	25,700	596,868
Nihon Kohden Corp.	22,300	499,344
Nihon M&A Center Holdings Inc.	84,300	951,225
Nihon Parkerizing Co. Ltd.	25,800	167,718
Nikkiso Co. Ltd.	12,100	80,633
Nikkon Holdings Co. Ltd.	22,600	353,051
Nikon Corp.	82,500	797,868
Nintendo Co. Ltd.	300,000	12,179,728
Nippn Corp., New	11,000	115,786
Nippon Accommodations Fund Inc.	126	536,547
Nippon Building Fund Inc.	416	1,849,221
Nippon Carbon Co. Ltd.	1,700	48,123
Nippon Ceramic Co. Ltd.	2,800	48,650
Nippon Densetsu Kogyo Co. Ltd.	10,100	113,000
Nippon Electric Glass Co. Ltd.	26,600	460,595
Nippon Express Holdings Inc.	21,400	1,075,305
Nippon Gas Co. Ltd.	29,800	432,905
Nippon Kanzai Co. Ltd.	3,000	50,998
Nippon Kayaku Co. Ltd.	30,400	241,470
Nippon Light Metal Holdings Co. Ltd.	16,510	160,898
Nippon Paint Holdings Co. Ltd.	226,900	1,446,039
Nippon Paper Industries Co. Ltd.	30,900	179,889
Nippon Parking Development Co. Ltd.	56,400	97,906
Nippon Prologis REIT Inc.	577	1,210,715
NIPPON REIT Investment Corp.	94	232,052
Nippon Road Co. Ltd. (The)	1,000	41,157
Nippon Sanso Holdings Corp.	44,000	700,543
Nippon Seiki Co. Ltd.	5,300	26,940
Nippon Shinyaku Co. Ltd.	13,000	719,761
Nippon Shokubai Co. Ltd.	6,400	229,573
Nippon Signal Company Ltd.	6,200	42,025
Nippon Soda Co. Ltd.	4,700	140,214
Nippon Steel Corp.	219,028	3,004,740
Nippon Steel Trading Corp.	2,500	86,018
Nippon Suisan Kaisha Ltd.	84,700	301,716
Nippon Telegraph & Telephone Corp.	324,400	8,947,177
Nippon Television Holdings Inc.	18,700	139,451
Nippon Yusen KK	131,100	2,374,805
Nipro Corp.	37,700	284,193
Nishimatsu Construction Co. Ltd.	7,100	172,863
Nishimatsuya Chain Co. Ltd.	7,700	70,589
Nishi-Nippon Financial Holdings Inc.	31,300	159,636
Nishi-Nippon Railroad Co. Ltd.	19,200	376,584
Nishio Rent All Co. Ltd.	5,900	118,627
Nissan Chemical Corp.	34,200	1,539,526
Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	630,800	$2,010,551
Nissan Shatai Co. Ltd.	23,300	134,156
Nissha Co. Ltd.	9,100	107,138
Nisshin Oillio Group Ltd. (The)	5,700	122,213
Nisshin Seifun Group Inc.	56,000	605,114
Nisshinbo Holdings Inc.	32,800	227,362
Nissin Electric Co. Ltd.	7,200	66,831
Nissin Foods Holdings Co. Ltd.	18,200	1,178,065
Nitori Holdings Co. Ltd.	22,200	2,011,698
Nitta Corp.	2,800	54,330
Nittetsu Mining Co. Ltd.	2,000	39,790
Nitto Boseki Co. Ltd.	3,600	53,359
Nitto Denko Corp.	38,300	2,017,863
Nitto Kogyo Corp.	8,500	140,677
Noevir Holdings Co. Ltd.	3,900	144,167
NOF Corp.	20,600	708,567
Nohmi Bosai Ltd.	3,200	34,519
Nojima Corp.	18,100	150,743
NOK Corp.	26,300	215,139
Nomura Co. Ltd.	24,800	181,149
Nomura Holdings Inc.	790,000	2,556,407
Nomura Real Estate Holdings Inc.	31,000	700,718
Nomura Real Estate Master Fund Inc.	1,244	1,419,194
Nomura Research Institute Ltd.	91,410	2,022,921
Noritake Co. Ltd./Nagoya Japan	1,300	36,089
Noritsu Koki Co. Ltd.	2,500	45,006
Noritz Corp.	3,600	36,952
North Pacific Bank Ltd.	63,000	100,073
NS Solutions Corp.	7,000	160,889
NS United Kaiun Kaisha Ltd.	1,400	34,844
NSD Co. Ltd.	23,600	403,290
NSK Ltd.	113,700	600,930
NTN Corp.	129,000	229,636
NTT Data Corp.	172,800	2,502,809
NTT UD REIT Investment Corp.	343	336,023
Obara Group Inc.	1,900	44,060
Obayashi Corp.	196,400	1,260,626
OBIC Business Consultants Co. Ltd.	6,800	195,466
Obic Co. Ltd.	19,200	2,881,208
Odakyu Electric Railway Co. Ltd.	84,900	1,009,287
Ogaki Kyoritsu Bank Ltd. (The)	4,400	51,943
Ohsho Food Service Corp.	2,900	123,650
Oiles Corp.	3,800	38,184
Oisix ra daichi Inc.(a)(b)	8,900	100,400
Oji Holdings Corp.	229,200	794,573
Okamoto Industries Inc.	1,600	39,903
Okamura Corp.	22,400	206,196
Okasan Securities Group Inc.	33,300	79,208
Oki Electric Industry Co. Ltd.	30,400	150,705
Okinawa Cellular Telephone Co.	2,800	52,950
Okinawa Electric Power Co. Inc. (The)	4,500	31,229
Okinawa Financial Group Inc.	3,100	42,933
OKUMA Corp.	5,200	174,068
Okumura Corp.	6,800	128,587
Olympus Corp.	335,100	7,065,412
Omron Corp.	51,200	2,387,883
One REIT Inc.	32	53,331
Ono Pharmaceutical Co. Ltd.	100,300	2,360,415
Open House Group Co. Ltd.	22,700	807,425
Optex Group Co. Ltd.	5,200	71,587

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Optorun Co. Ltd.	6,100	$86,618
Oracle Corp. Japan	10,500	559,351
Organo Corp.	4,000	69,014
Orient Corp.	22,050	178,602
Oriental Land Co. Ltd./Japan	54,400	7,285,663
ORIX Corp.	325,300	4,777,906
Orix JREIT Inc.	688	923,032
Osaka Gas Co. Ltd.	105,900	1,568,135
Osaka Organic Chemical Industry Ltd.	1,700	22,715
Osaka Soda Co. Ltd.	2,100	51,038
OSG Corp.	27,600	350,886
Otsuka Corp.	30,600	963,659
Otsuka Holdings Co. Ltd.	105,900	3,394,571
Outsourcing Inc.	31,300	243,831
Pacific Industrial Co. Ltd.	5,700	40,148
Pacific Metals Co. Ltd.	2,500	30,877
PAL GROUP Holdings Co. Ltd.	3,400	48,550
Paltac Corp.	9,100	258,493
Pan Pacific International Holdings Corp.	104,000	1,706,715
Panasonic Holdings Corp.	604,000	4,302,057
Paramount Bed Holdings Co. Ltd.	9,100	161,997
Park24 Co. Ltd.(a)	36,100	481,139
Pasona Group Inc.(b)	2,400	33,013
Penta-Ocean Construction Co. Ltd.	85,500	425,209
PeptiDream Inc.(a)	28,600	312,893
Persol Holdings Co. Ltd.	49,600	993,108
Pharma Foods International Co. Ltd.(b)	3,200	28,289
PHC Holdings Corp.	3,900	40,483
Pigeon Corp.	30,600	400,831
Pilot Corp.	8,200	318,810
Piolax Inc.	4,100	50,981
PKSHA Technology Inc.(a)	3,500	45,780
Plaid Inc.(a)(b)	2,200	10,045
Plenus Co. Ltd.	7,000	124,001
Plus Alpha Consulting Co. Ltd.(b)	1,400	22,161
Pola Orbis Holdings Inc.	27,600	304,846
Pressance Corp.	3,400	34,878
Prestige International Inc.	28,000	135,243
Prima Meat Packers Ltd.	3,900	51,609
Raito Kogyo Co. Ltd.	12,100	165,063
Raiznext Corp.	3,400	28,478
Raksul Inc.(a)	7,200	141,604
Rakus Co. Ltd.(b)	28,100	312,090
Rakuten Group Inc.	234,900	1,048,679
Recruit Holdings Co. Ltd.	391,600	12,049,989
Relia Inc.	4,400	29,527
Relo Group Inc.	29,900	421,421
Renesas Electronics Corp.(a)	316,200	2,645,249
Rengo Co. Ltd.	54,100	300,559
RENOVA Inc.(a)	8,700	190,943
Resona Holdings Inc.	598,100	2,254,210
Resorttrust Inc.	27,500	423,266
Restar Holdings Corp.	3,200	45,384
Retail Partners Co. Ltd.	4,300	35,426
Ricoh Co. Ltd.	157,800	1,156,325
Ricoh Leasing Co. Ltd.	1,600	39,068
Riken Keiki Co. Ltd.	4,100	112,732
Riken Vitamin Co. Ltd.	3,300	41,823
Ringer Hut Co. Ltd.	3,100	45,654
Rinnai Corp.	10,200	694,266
Security	Shares	Value

Japan (continued)
Riso Kagaku Corp.	2,500	$39,711
Riso Kyoiku Co. Ltd.	29,100	60,203
Rohm Co. Ltd.	25,100	1,763,641
Rohto Pharmaceutical Co. Ltd.	27,100	843,028
Roland Corp.	2,700	76,615
Rorze Corp.	3,100	155,779
Round One Corp.	55,700	236,999
Royal Holdings Co. Ltd.	6,000	95,949
RS Technologies Co. Ltd.	1,200	59,513
Ryohin Keikaku Co. Ltd.	65,100	612,593
Ryosan Co. Ltd.	2,800	49,515
Ryoyo Electro Corp.	3,900	60,142
S Foods Inc.	1,900	34,778
Saibu Gas Holdings Co. Ltd.	2,700	31,308
Saizeriya Co. Ltd.	5,400	100,748
Sakai Moving Service Co. Ltd.	1,500	47,413
Sakata INX Corp.	6,100	43,653
Sakata Seed Corp.	6,300	207,647
SAMTY Co. Ltd.	4,500	71,119
Samty Residential Investment Corp.	52	41,996
San-A Co. Ltd.	5,000	145,832
San-Ai Obbli Co. Ltd.	17,700	146,197
SanBio Co. Ltd.(a)	5,400	31,720
Sangetsu Corp.	6,100	64,591
San-in Godo Bank Ltd. (The)	32,000	152,393
Sanken Electric Co. Ltd.	5,600	191,824
Sanki Engineering Co. Ltd.	5,600	60,620
Sankyo Co. Ltd.	11,500	379,751
Sankyu Inc.	13,700	408,489
Sanrio Co. Ltd.	16,800	447,973
Sansan Inc.(a)(b)	22,700	225,095
Santen Pharmaceutical Co. Ltd.	107,200	733,569
Sanwa Holdings Corp.	55,700	479,806
Sanyo Chemical Industries Ltd.	1,100	31,154
Sanyo Denki Co. Ltd.	900	32,944
Sanyo Special Steel Co. Ltd.	3,600	46,192
Sapporo Holdings Ltd.	19,000	419,079
Sato Holdings Corp.	3,800	46,878
Sawai Group Holdings Co. Ltd.	10,400	300,198
SBI Holdings Inc/Japan	63,600	1,148,874
SBS Holdings Inc.	5,400	105,143
SCREEN Holdings Co. Ltd.	10,200	559,846
SCSK Corp.	42,200	622,596
Secom Co. Ltd.	58,200	3,315,682
Sega Sammy Holdings Inc.	43,900	561,538
Seibu Holdings Inc.	61,800	553,186
Seiko Epson Corp.	75,600	1,026,357
Seiko Group Corp.	7,500	158,859
Seino Holdings Co. Ltd.	35,300	271,238
Seiren Co. Ltd.	11,500	180,126
Sekisui Chemical Co. Ltd.	108,400	1,353,702
Sekisui House Ltd.	174,100	2,890,547
Sekisui House Reit Inc.	1,303	702,116
Sekisui Jushi Corp.	3,600	41,221
Senko Group Holdings Co. Ltd.	27,000	180,357
Septeni Holdings Co. Ltd.	27,100	80,810
Seria Co. Ltd.	10,800	176,434
Seven & i Holdings Co. Ltd.	205,200	7,659,779
Seven Bank Ltd.	214,600	387,095
SG Holdings Co. Ltd.	79,700	1,056,112

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sharp Corp./Japan	60,900	$365,283
Shibaura Machine Co. Ltd.	6,500	126,180
Shibuya Corp.	2,100	36,243
SHIFT Inc.(a)	3,300	515,277
Shiga Bank Ltd. (The)	8,700	147,279
Shikoku Chemicals Corp.	5,100	44,398
Shikoku Electric Power Co. Inc.	53,600	257,861
Shima Seiki Manufacturing Ltd.	3,000	41,855
Shimadzu Corp.	64,900	1,709,652
Shimamura Co. Ltd.	6,100	493,291
Shimano Inc.	20,100	3,110,338
Shimizu Corp.	162,600	811,372
Shin-Etsu Chemical Co. Ltd.	101,700	10,569,674
Shin-Etsu Polymer Co. Ltd.	6,200	51,678
Shinko Electric Industries Co. Ltd.	18,900	454,191
Shinmaywa Industries Ltd.	22,500	153,443
Shinsei Bank Ltd.(b)	18,700	278,268
Shionogi & Co. Ltd.	72,100	3,348,125
Ship Healthcare Holdings Inc.	21,500	412,346
Shiseido Co. Ltd.	107,700	3,719,656
Shizuoka Financial Group Inc., NVS	135,900	858,184
Shizuoka Gas Co. Ltd.	4,800	35,160
SHO-BOND Holdings Co. Ltd.	11,500	497,491
Shochiku Co. Ltd.(a)	2,200	174,633
Shoei Co. Ltd.	5,300	195,456
Shoei Foods Corp.(b)	1,700	46,916
Showa Denko KK	47,700	696,351
Showa Sangyo Co. Ltd.	2,500	42,492
Siix Corp.	4,900	37,778
Simplex Holdings Inc.	3,700	58,976
SKY Perfect JSAT Holdings Inc.	56,300	197,192
Skylark Holdings Co. Ltd.(a)	61,600	657,116
SMC Corp.	15,600	6,261,872
SMS Co. Ltd.	20,800	477,170
Snow Peak Inc.(b)	9,000	118,409
SoftBank Corp.	782,500	7,718,884
SoftBank Group Corp.	326,900	14,032,576
Sohgo Security Services Co. Ltd.	24,300	605,735
Sojitz Corp.	64,520	951,151
Solasto Corp.	4,300	25,891
Sompo Holdings Inc.	85,300	3,556,352
Sony Group Corp.	342,200	23,076,132
Sosei Group Corp.(a)	19,700	268,858
SOSiLA Logistics REIT Inc.	205	196,500
Sotetsu Holdings Inc.	26,400	399,806
SPARX Group Co. Ltd.	7,600	76,599
S-Pool Inc.	25,100	160,282
Square Enix Holdings Co. Ltd.	23,900	1,066,467
SRE Holdings Corp.(a)	1,000	25,326
Stanley Electric Co. Ltd.	32,500	552,516
Star Asia Investment Corp.	563	214,872
Star Micronics Co. Ltd.	11,500	131,733
Starts Corp. Inc.	7,200	127,177
Starts Proceed Investment Corp.	24	38,251
Strike Co. Ltd.	1,200	36,988
Subaru Corp.	166,200	2,597,842
Sugi Holdings Co. Ltd.	9,200	368,967
SUMCO Corp.	97,300	1,233,261
Sumitomo Bakelite Co. Ltd.	9,900	267,956
Sumitomo Chemical Co. Ltd.	412,400	1,388,657
Security	Shares	Value

Japan (continued)
Sumitomo Corp.	309,400	$3,933,639
Sumitomo Densetsu Co. Ltd.	2,900	51,018
Sumitomo Electric Industries Ltd.	203,500	2,126,639
Sumitomo Forestry Co. Ltd.	39,400	616,357
Sumitomo Heavy Industries Ltd.	30,600	580,015
Sumitomo Metal Mining Co. Ltd.	67,200	1,883,672
Sumitomo Mitsui Construction Co. Ltd.	36,000	105,757
Sumitomo Mitsui Financial Group Inc.	354,300	9,949,296
Sumitomo Mitsui Trust Holdings Inc.	91,700	2,638,118
Sumitomo Osaka Cement Co. Ltd.	7,500	159,681
Sumitomo Pharma Co., Ltd.	54,500	379,642
Sumitomo Realty & Development Co. Ltd.	85,300	1,956,262
Sumitomo Rubber Industries Ltd.	48,000	411,787
Sumitomo Warehouse Co. Ltd. (The)	11,300	153,372
Sun Frontier Fudousan Co. Ltd.	6,000	46,326
Sundrug Co. Ltd.	20,900	485,987
Suntory Beverage & Food Ltd.	37,400	1,251,280
Suruga Bank Ltd.	37,200	98,540
Suzuken Co. Ltd.	20,000	445,275
Suzuki Motor Corp.	99,500	3,364,076
Sysmex Corp.	45,200	2,432,838
Systena Corp.	73,500	206,012
T Hasegawa Co. Ltd.	8,700	185,066
T&D Holdings Inc.	145,700	1,441,002
Tadano Ltd.	28,700	175,434
Taiheiyo Cement Corp.	28,600	388,648
Taikisha Ltd.	6,700	158,079
Taisei Corp.	51,700	1,408,340
Taisho Pharmaceutical Holdings Co. Ltd.	10,500	378,714
Taiyo Holdings Co. Ltd.	9,700	171,073
Taiyo Yuden Co. Ltd.	31,700	862,603
Takamatsu Construction Group Co. Ltd.	2,900	37,816
Takara Bio Inc.	16,300	190,703
Takara Holdings Inc.	34,700	241,370
Takara Leben Real Estate Investment Corp.	78	53,175
Takara Standard Co. Ltd.	4,100	35,206
Takasago International Corp.	2,300	43,216
Takasago Thermal Engineering Co. Ltd.	13,000	158,146
Takashimaya Co. Ltd.	37,900	468,838
Takeda Pharmaceutical Co. Ltd.	407,900	10,772,230
Takeuchi Manufacturing Co. Ltd.	9,400	189,570
Takuma Co. Ltd.	25,300	210,047
Tama Home Co. Ltd.	2,400	37,625
Tamron Co. Ltd.	2,200	48,870
TBS Holdings Inc.	4,900	50,759
TDK Corp.	105,500	3,295,646
TechMatrix Corp.	6,700	76,096
TechnoPro Holdings Inc.	30,200	724,509
Teijin Ltd.	56,000	508,424
Tenma Corp.	2,200	30,586
Terumo Corp.	175,500	5,326,249
T-Gaia Corp.	3,100	34,506
THK Co. Ltd.	30,400	530,172
TIS Inc.	61,200	1,650,058
TKC Corp.	7,400	188,899
TKP Corp.(a)	3,500	70,911
Toa Corp./Tokyo	2,500	40,873
Toagosei Co. Ltd.	30,400	233,570
Tobu Railway Co. Ltd.	54,700	1,265,346
Tocalo Co. Ltd.	23,400	186,957

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toda Corp.	61,200	$305,893
Toei Animation Co. Ltd.	2,300	235,998
Toei Co. Ltd.	1,600	196,531
Toho Bank Ltd. (The)	55,500	76,504
Toho Co. Ltd./Tokyo	30,800	1,095,200
Toho Gas Co. Ltd.	21,300	396,857
Toho Holdings Co. Ltd.	18,800	255,670
Toho Titanium Co. Ltd.	9,700	146,177
Tohoku Electric Power Co.Inc.	136,800	574,616
Tokai Carbon Co. Ltd.	57,600	375,893
Tokai Corp./Gifu	3,000	38,091
TOKAI Holdings Corp.	29,400	175,585
Tokai Rika Co. Ltd.	7,700	80,353
Tokai Tokyo Financial Holdings Inc.	87,400	200,351
Token Corp.	1,000	52,714
Tokio Marine Holdings Inc.	499,500	9,043,526
Tokushu Tokai Paper Co. Ltd.	1,600	31,469
Tokuyama Corp.	18,500	215,717
Tokyo Century Corp.	10,100	344,485
Tokyo Electric Power Co. Holdings Inc.(a)	415,700	1,354,170
Tokyo Electron Ltd.	40,700	10,708,025
Tokyo Gas Co. Ltd.	110,600	1,976,587
Tokyo Ohka Kogyo Co. Ltd.	9,200	396,628
Tokyo Seimitsu Co. Ltd.	8,800	264,656
Tokyo Steel Manufacturing Co. Ltd.	14,600	125,351
Tokyo Tatemono Co. Ltd.	54,900	755,003
Tokyotokeiba Co. Ltd.	4,200	116,933
Tokyu Construction Co. Ltd.	30,200	126,740
Tokyu Corp.	149,800	1,727,269
Tokyu Fudosan Holdings Corp.	171,400	869,610
Tokyu REIT Inc.	263	374,602
TOMONY Holdings Inc.	34,600	75,174
Tomy Co. Ltd.	28,000	245,864
Topcon Corp.	29,200	319,399
Toppan Inc.	72,500	1,081,277
Topre Corp.	4,200	33,210
Toray Industries Inc.	379,900	1,845,307
Toridoll Holdings Corp.	10,500	204,161
Torii Pharmaceutical Co. Ltd.	2,000	40,584
Tosei Corp.	6,100	58,176
Toshiba Corp.	106,200	3,685,303
Toshiba TEC Corp.	5,800	150,158
Tosoh Corp.	71,698	780,037
Totetsu Kogyo Co. Ltd.	3,300	54,784
TOTO Ltd.	38,700	1,103,827
Towa Pharmaceutical Co. Ltd.	3,300	49,671
Toyo Construction Co. Ltd.	24,500	148,037
Toyo Gosei Co. Ltd.	800	41,119
Toyo Ink SC Holdings Co. Ltd.	8,800	113,307
Toyo Seikan Group Holdings Ltd.	35,400	404,885
Toyo Suisan Kaisha Ltd.	24,500	919,171
Toyo Tanso Co. Ltd.	2,300	57,560
Toyo Tire Corp.	30,900	362,502
Toyobo Co. Ltd.	25,900	180,917
Toyoda Gosei Co. Ltd.	23,200	370,892
Toyota Boshoku Corp.	24,700	314,297
Toyota Industries Corp.	39,400	2,029,699
Toyota Motor Corp.	2,878,900	39,943,584
Toyota Tsusho Corp.	58,500	1,963,605
Trancom Co. Ltd.	2,200	112,722
Security	Shares	Value

Japan (continued)
Transcosmos Inc.	6,700	$154,028
TRE Holdings Corp.	13,700	147,759
Trend Micro Inc/Japan	36,100	1,820,288
Tri Chemical Laboratories Inc.	8,500	127,111
Trusco Nakayama Corp.	12,800	171,450
TS Tech Co. Ltd.	26,600	278,175
Tsubakimoto Chain Co.	7,000	149,868
Tsugami Corp.	3,900	29,208
Tsumura & Co.	18,800	392,664
Tsuruha Holdings Inc.	10,600	615,813
TV Asahi Holdings Corp.	3,300	30,911
UACJ Corp.	4,600	65,406
UBE Corp.	28,000	361,138
Ulvac Inc.	12,500	492,763
Unicharm Corp.	111,400	3,385,604
Union Tool Co.	1,600	38,517
United Arrows Ltd.	3,200	43,481
United Super Markets Holdings Inc.	18,000	126,739
United Urban Investment Corp.	891	942,703
Universal Entertainment Corp.(a)	3,500	47,224
Usen-Next Holdings Co. Ltd.	2,100	32,175
Ushio Inc.	29,600	307,378
USS Co. Ltd.	60,000	905,325
UT Group Co. Ltd.	8,600	140,190
Valor Holdings Co. Ltd.	11,000	127,198
ValueCommerce Co. Ltd.	1,900	27,717
Vector Inc.	5,400	40,129
Vision Inc./Tokyo Japan(a)	5,400	45,650
Visional Inc.(a)	4,400	299,090
VT Holdings Co. Ltd.	7,900	25,594
Wacoal Holdings Corp.	10,700	172,292
Wacom Co. Ltd.	34,500	149,705
Wakita & Co. Ltd.	5,100	40,261
WealthNavi Inc.(a)(b)	6,000	55,855
Weathernews Inc.	2,100	109,375
Welcia Holdings Co. Ltd.	25,600	535,076
West Holdings Corp.	6,600	197,232
West Japan Railway Co.	59,600	2,362,935
Workman Co. Ltd.(b)	4,800	163,750
Yakult Honsha Co. Ltd.	34,900	1,933,423
YAMABIKO Corp.	4,900	37,731
Yamada Holdings Co. Ltd.	216,900	698,963
Yamaguchi Financial Group Inc.	61,200	322,295
Yamaha Corp.	37,200	1,404,458
Yamaha Motor Co. Ltd.	82,300	1,698,882
YA-MAN Ltd.	4,500	33,729
Yamato Holdings Co. Ltd.	81,200	1,202,513
Yamato Kogyo Co. Ltd.	10,900	316,534
Yamazaki Baking Co. Ltd.	30,400	309,755
Yamazen Corp.	8,200	50,980
Yaoko Co. Ltd.	3,900	169,662
Yaskawa Electric Corp.	65,100	1,802,573
Yellow Hat Ltd.	10,200	122,292
Yodogawa Steel Works Ltd.	2,900	47,142
Yokogawa Bridge Holdings Corp.	11,500	152,831
Yokogawa Electric Corp.	61,000	1,019,987
Yokohama Rubber Co. Ltd. (The)	30,500	476,932
Yokorei Co. Ltd.	7,200	43,671
Yokowo Co. Ltd.	2,800	38,165
Yonex Co. Ltd.	16,300	151,004

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yoshinoya Holdings Co. Ltd.	23,000	$361,488
Yuasa Trading Co. Ltd.	2,200	54,759
Z Holdings Corp.	720,900	1,860,468
Zenkoku Hosho Co. Ltd.	13,900	458,657
Zenrin Co. Ltd.	6,100	35,905
Zensho Holdings Co. Ltd.	26,800	668,856
Zeon Corp.	35,200	296,710
ZERIA Pharmaceutical Co. Ltd.	3,200	47,669
Zojirushi Corp.	4,500	45,374
ZOZO Inc.	32,600	691,713
Zuken Inc.	2,200	49,590
		958,269,730
New Zealand — 1.1%
a2 Milk Co. Ltd. (The)(a)	199,804	673,113
Air New Zealand Ltd.(a)	472,511	214,325
Argosy Property Ltd.	268,649	185,183
Auckland International Airport Ltd.(a)	323,605	1,446,650
Chorus Ltd.	123,301	595,261
Contact Energy Ltd.	214,353	940,239
Fisher & Paykel Healthcare Corp. Ltd.	152,324	1,731,165
Fletcher Building Ltd.	231,874	692,360
Genesis Energy Ltd.	145,517	239,295
Goodman Property Trust	300,492	361,359
Infratil Ltd.	194,317	986,697
Kiwi Property Group Ltd.	437,726	229,808
Mercury NZ Ltd.	176,792	597,785
Meridian Energy Ltd.	334,896	949,295
Oceania Healthcare Ltd.	310,096	154,854
Precinct Properties New Zealand Ltd.	391,828	281,101
Pushpay Holdings Ltd.(a)(b)	299,002	216,888
Ryman Healthcare Ltd.	106,592	519,133
SKYCITY Entertainment Group Ltd.(a)	241,114	406,506
Spark New Zealand Ltd.	501,630	1,493,233
Summerset Group Holdings Ltd.	72,328	406,942
Synlait Milk Ltd.(a)	40,800	73,935
Vulcan Steel Ltd.	16,578	79,551
Warehouse Group Ltd. (The)(b)	39,491	71,176
Xero Ltd.(a)	36,599	1,817,458
		15,363,312
Singapore — 4.4%
AEM Holdings Ltd.	67,200	152,395
AIMS APAC REIT	195,100	169,473
Bumitama Agri Ltd.	152,400	63,954
CapitaLand Ascendas REIT	909,415	1,682,591
CapitaLand Ascott Trust	477,130	321,687
CapitaLand China Trust(b)	350,335	240,052
Capitaland India Trust	312,300	247,151
CapitaLand Integrated Commercial Trust	1,376,196	1,826,424
Capitaland Investment Ltd/Singapore	702,200	1,493,330
CDL Hospitality Trusts	264,255	216,552
City Developments Ltd.	114,100	615,183
ComfortDelGro Corp. Ltd.	651,500	584,846
Cromwell European Real Estate Investment Trust	101,400	157,327
DBS Group Holdings Ltd.	491,500	11,882,653
Digital Core REIT Management Pte Ltd.	240,100	119,971
ESR-LOGOS REIT	1,386,956	332,930
Far East Hospitality Trust	282,300	114,602
First Resources Ltd.	167,400	175,876
Frasers Centrepoint Trust	256,967	377,640
Security	Shares	Value

Singapore (continued)
Frasers Hospitality Trust(b)	310,400	$97,576
Frasers Logistics & Commercial Trust	760,883	591,347
Frencken Group Ltd.	87,900	52,168
Genting Singapore Ltd.	1,657,200	942,403
Golden Agri-Resources Ltd.	1,802,200	369,557
Grab Holdings Ltd., Class A(a)	343,542	893,209
Haw Par Corp. Ltd.(b)	39,200	261,699
Hour Glass Ltd. (The)(b)	64,400	88,784
Hutchison Port Holdings Trust, Class U	1,646,000	268,831
iFAST Corp. Ltd.(b)	56,900	163,023
Japfa Ltd.	196,500	70,778
Keppel Corp. Ltd.	393,200	1,935,338
Keppel DC REIT	353,100	438,843
Keppel Infrastructure Trust	966,700	361,738
Keppel Pacific Oak US REIT	282,900	152,793
Keppel REIT	530,900	335,646
Lendlease Global Commercial REIT	564,011	279,164
Manulife US Real Estate Investment Trust	452,700	165,304
Mapletree Industrial Trust(b)	545,120	847,622
Mapletree Logistics Trust	850,387	912,694
Mapletree Pan Asia Commercial Trust	583,495	654,803
Maxeon Solar Technologies Ltd.(a)(b)	7,757	134,041
Nanofilm Technologies International Ltd.(b)	108,000	132,879
NetLink NBN Trust	748,800	452,310
Olam Group Ltd.	288,900	273,516
OUE Commercial Real Estate Investment Trust	687,130	157,761
OUE Ltd.	103,100	91,767
Oversea-Chinese Banking Corp. Ltd.	906,175	7,778,681
Parkway Life REIT	125,500	354,493
Prime U.S. REIT	264,455	124,313
Raffles Medical Group Ltd.(b)	234,100	219,951
Riverstone Holdings Ltd./Singapore	233,200	88,861
Sasseur Real Estate Investment Trust	170,000	85,298
SATS Ltd.(a)	185,100	357,293
Sea Ltd., ADR(a)(b)	97,439	4,840,770
Sembcorp Industries Ltd.(b)	265,600	545,981
Sembcorp Marine Ltd.(a)	4,311,008	386,325
Sheng Siong Group Ltd.	212,900	234,813
SIA Engineering Co. Ltd.(a)	101,100	154,342
Silverlake Axis Ltd.	244,000	55,966
Singapore Airlines Ltd.(a)	340,400	1,262,648
Singapore Exchange Ltd.	205,200	1,220,248
Singapore Post Ltd.	515,700	196,923
Singapore Technologies Engineering Ltd.	395,100	921,110
Singapore Telecommunications Ltd.	2,245,400	3,953,576
SPH REIT	346,846	199,655
Starhill Global REIT	431,500	157,091
StarHub Ltd.	180,400	136,382
Straits Trading Co. Ltd.	43,188	62,868
Suntec REIT	622,000	567,264
TDCX Inc., ADR(a)(b)	8,897	115,127
United Overseas Bank Ltd.	315,400	6,187,765
UOL Group Ltd.	125,100	546,410
Venture Corp. Ltd.	80,900	910,396
Wilmar International Ltd.	517,600	1,417,992
Yangzijiang Financial Holding Ltd.(a)	643,500	140,908
Yangzijiang Shipbuilding Holdings Ltd.	720,300	610,617
Yanlord Land Group Ltd.	174,800	106,832
		65,841,130

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 0.0%
5E Advanced Materials Inc.(a)	79,644	$101,956
Coronado Global Resources Inc.(d)	241,791	288,488
		390,444
Total Common Stocks — 99.2%
(Cost: $1,651,016,435)		1,482,111,502

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(a)	2,549	—

Singapore — 0.0%
Ezion Holdings Ltd. (Issued/Exercisable 04/16/18, 1.66667 Share for 1 Warrant, Expires 04/17/23, Strike Price SGD 0.28)(a)(b)(c)	341,183	3

Total Warrants — 0.0%
(Cost: $—)		3

Total Long-Term Investments — 99.2%
(Cost: $1,651,016,435)		1,482,111,505

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	21,146,059	21,141,830

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	120,000	$120,000
Total Short-Term Securities — 1.4%
(Cost: $21,267,906)		21,261,830
Total Investments — 100.6%
(Cost: $1,672,284,341)		1,503,373,335
Liabilities in Excess of Other Assets — (0.6)%		(8,628,303)
Net Assets — 100.0%		$1,494,745,032

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,039,233	$7,105,776	(a)	$—		$3,207	$(6,386)	$21,141,830	21,146,059	$75,408	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—		(30,000	)(a)	—	—	120,000	120,000	829		—
						$3,207	$(6,386)	$21,261,830		$76,237		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	66	12/08/22	$8,535	$177,660

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
SPI 200 Index	35	12/15/22	$3,841	$106,244
				$283,904

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,659,679	$1,471,274,825	$176,998	$1,482,111,502
Warrants	—	—	3	3
Money Market Funds	21,261,830	—	—	21,261,830
	$31,921,509	$1,471,274,825	$177,001	$1,503,373,335
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$283,904	$—	$283,904

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust